Equity Transactions - Changes in Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of year	$ 1,509,682	$ 1,507,920	$ 1,253,037
Dividend declared and paid	(121,071)	(99,207)	(84,527)
Profit and total comprehensive income allocated to non-controlling interests	68,703	49,537	42,839
Balance at the end of the year	1,763,134	1,509,682	1,507,920
Non-controlling interests
Balance at beginning of year	564,039	506,246	323,646
Net proceeds from the Partnership's equity offerings	278,226	52,299
Dividend declared and paid	(65,863)	(44,043)	(32,070)
Profit and total comprehensive income allocated to non-controlling interests	68,703	49,537
Balance at the end of the year	$ 845,105	$ 564,039	$ 506,246